Retirement Benefits (Details 8) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	$ (11.2)	$ (2.1)
Net actuarial loss	(1,558.5)	(1,468.2)
Accumulated other comprehensive loss	(1,569.7)	(1,470.3)	$ (1,426.1)
Deferred tax effect	555.7	536.2
Accumulated other comprehensive loss, net of tax	(1,014.0)	(934.1)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	11.0	8.8
Net actuarial loss	(114.5)	(115.8)
Accumulated other comprehensive loss	(103.5)	(107.0)	$ (83.7)
Deferred tax effect	34.4	35.3
Accumulated other comprehensive loss, net of tax	$ (69.1)	$ (71.7)